Separate Account Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Line Items]
Separate account assets	$ 195,906,000	$ 248,949,000
Separate account liabilities	195,906,000	248,949,000
Group variable annuity contract deposit
Separate Account, Liability [Line Items]
Separate account assets	$ 285,000	$ 390,000